Leases_Future lease payments under the lease contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of lease payments of lessee [Line Items]
Future lease payments under the lease contracts	₩ 409,516	₩ 434,934
Within one year
Disclosure of maturity analysis of lease payments of lessee [Line Items]
Future lease payments under the lease contracts	173,885	161,251
After one year but within five years
Disclosure of maturity analysis of lease payments of lessee [Line Items]
Future lease payments under the lease contracts	200,844	232,985
After five years [Member]
Disclosure of maturity analysis of lease payments of lessee [Line Items]
Future lease payments under the lease contracts	₩ 34,787	₩ 40,698